Other expenses	6 Months Ended
Jun. 30, 2024
Other expenses
Other expenses
16	Other expenses

	(Unaudited) For the six-month
	period ended 30 June
	2024	2023
	USD	USD
Listing costs	625,078	2,305,274
	625,078	2,305,274